Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Lease income—net investment in leases
Interest Income	¥ 17,385	¥ 18,900	¥ 51,698	¥ 56,155
Other	460	511	1,325	1,601
Lease income—operating leases	98,559	106,503	296,520	321,428
Total lease income	¥ 116,404	¥ 125,914	¥ 349,543	¥ 379,184